Consolidated Statements of Cash Flows - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	May 04, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		$ (5,695,627)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Non-cash interest expense
Non-cash gain on reorganization
Change in fair value of derivative liabilities
Impairment of intangible assets and goodwill
Stock-based compensation		74,999
Depreciation and amortization		836,192
Non cash debtor-in-possession note payable debt issuance costs
Deferred income tax provision
Increase in allowance for doubtful accounts		409,377
Increase in allowance for inventory obsolescence		7,967
Loss on disposal of fixed assets
Change in operating assets and liabilities:
Accounts and other receivable		584,770
Inventory		(21,573)
Prepaid expenses and other current assets		261,103
Other assets		77,011
Accounts payable		(2,484,555)
Accrued liabilities		(1,839,631)
Accrued interest
Deferred revenue
Other liabilities		(48,179)
Net cash used in operating activities		(7,838,146)
CASH FLOWS FROM INVESTING ACTIVITIES:
Changes in restricted cash		(40)
Property and equipment acquisitions
Proceeds from sale of equipment		100,000
Net cash provided by (used in) investing activities		99,960
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock and preferred stock, net of issuance costs
Proceeds from issuance of debtor-in-possession note payable, net of issuance costs
Net cash provided by financing activities
Net (decrease) increase in cash and cash equivalents		(7,738,186)
Cash and cash equivalents, beginning of period		10,358,209
Cash and cash equivalents, end of period		2,620,023
Supplemental cash flow information
Interest expense paid in cash		3,629
Cash flows related to reorganization items, net		1,507,863
Non-cash financing and investing activities
Issuance of common stock		217,936
Issuance of preferred stock to settle debt		8,288,719
Investor [Member]
Non-cash financing and investing activities
Issuance of common stock		$ 226
Predecessor [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 28,173,934		$ (52,808,108)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Non-cash interest expense			39,312,841
Non-cash gain on reorganization	(34,869,565)
Change in fair value of derivative liabilities			(29,846,821)
Impairment of intangible assets and goodwill			27,054,517
Stock-based compensation	55,081		782,755
Depreciation and amortization	289,360		740,973
Non cash debtor-in-possession note payable debt issuance costs	278,303
Deferred income tax provision			(89,013)
Increase in allowance for doubtful accounts			179,470
Increase in allowance for inventory obsolescence			30,240
Loss on disposal of fixed assets			6,754
Change in operating assets and liabilities:
Accounts and other receivable	(274,200)		695,612
Inventory	106,108		271,995
Prepaid expenses and other current assets	194,835		1,138,191
Other assets	(61,427)
Accounts payable	2,024,959		(810,970)
Accrued liabilities	1,159,737		(2,739,346)
Accrued interest	172,651		2,117,847
Deferred revenue	(261,075)		(280,855)
Other liabilities	(76,992)		(150,796)
Net cash used in operating activities	(3,088,291)		(14,394,714)
CASH FLOWS FROM INVESTING ACTIVITIES:
Changes in restricted cash	(14)
Property and equipment acquisitions			(698,172)
Proceeds from sale of equipment			68,778
Net cash provided by (used in) investing activities	(14)		(629,394)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock and preferred stock, net of issuance costs	7,052,500
Proceeds from issuance of debtor-in-possession note payable, net of issuance costs	5,471,697
Net cash provided by financing activities	12,524,197
Net (decrease) increase in cash and cash equivalents	9,435,892		(15,024,108)
Cash and cash equivalents, beginning of period	922,317		15,946,425
Cash and cash equivalents, end of period	10,358,209		922,317
Supplemental cash flow information
Interest expense paid in cash	79,605		563
Cash flows related to reorganization items, net	1,839,560
Non-cash financing and investing activities
Issuance of common stock
Issuance of preferred stock to settle debt
Predecessor [Member] | Investor [Member]
Non-cash financing and investing activities
Issuance of common stock